Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Long-Term Debt Instruments
Long-term debt consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035	$18,734,612	$18,852,476
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035	18,797,058	18,924,229
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030	10,788,441	11,110,484
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027	4,092,000	4,371,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027	160,000,000	160,000,000
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027	282,537	317,073

Loans payable	212,694,648	213,575,262
Less: noncurrent debt issuance costs	(4,178,819)	(4,664,552)
Less: current debt issuance costs	(995,365)	(993,157)
Less: current portion of long-term debt, net of debt issuance costs	(2,459,654)	(2,445,595)

Total long-term debt, net of debt issuance cost s	$205,060,810	$205,471,958

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Summary of Long-Term Debt Instruments
Long-term debt consisted of the following:

	As of December 31,
	2022	2021
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035	$18,852,476	$19,000,000
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035	18,924,229	19,000,000
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030	11,110,484	11,754,570
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027	4,371,000	4,929,000
Taxable industrial revenue bonds, dated February 24, 2021, 6.5% interest rates, maturing February 21, 2040	—	7,330,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027	160,000,000	—
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022	—	554,940
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027	317,073	170,763

Loans payable	213,575,262	62,739,273

Less: noncurrent debt issuance costs	(4,664,552)	(2,303,974)

Less: current debt issuance costs	(993,157)	(161,900)

Less: current portion of long-term debt, net of debt issuance costs	(2,445,595)	(2,155,926)

Total long-term debt, net of debt issuance costs	$205,471,958	$58,117,473

Schedule of Maturities of Long-Term Debt
Principal maturities of the outstanding debt as of December 31, 2022 are as follows:

Year Ending December 31:
2023	$3,438,752
2024	3,544,234
2025	3,664,628
2026	3,780,164
2027	165,430,178
Thereafter	33,717,306

Total	$213,575,262